Quarterly Holdings Report
for
Fidelity Advisor® Diversified International Fund
January 31, 2024
ADIF-NPRT1-0324
1.813040.119
Common Stocks - 97.2%
	Shares	Value ($) (000s)
Australia - 1.2%
Aristocrat Leisure Ltd.	189,952	5,476
CAR Group Ltd.	67,080	1,440
Glencore PLC	1,577,630	8,347
Steadfast Group Ltd.	561,885	2,174
TOTAL AUSTRALIA		17,437
Canada - 6.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	232,790	13,641
Cameco Corp.	154,806	7,391
Canadian Natural Resources Ltd.	257,660	16,489
Canadian Pacific Kansas City Ltd.	93,098	7,492
Constellation Software, Inc.	7,074	19,551
Constellation Software, Inc. warrants 8/22/28 (a)(b)	7,474	0
Franco-Nevada Corp.	57,755	6,249
Imperial Oil Ltd.	117,446	6,774
Ivanhoe Mines Ltd. (a)	654,900	6,873
Lumine Group, Inc.	22,419	523
MEG Energy Corp. (a)	224,500	4,245
Thomson Reuters Corp.	45,011	6,683
TOTAL CANADA		95,911
China - 0.9%
Chervon Holdings Ltd.	455,200	925
Li Ning Co. Ltd.	497,952	1,064
NXP Semiconductors NV	52,702	11,097
TOTAL CHINA		13,086
Denmark - 3.8%
Carlsberg A/S Series B	49,407	6,357
DSV A/S	40,003	7,157
Novo Nordisk A/S Series B	350,248	40,035
Pandora A/S	16,100	2,355
TOTAL DENMARK		55,904
France - 10.8%
Air Liquide SA	78,126	14,620
Airbus Group NV	63,549	10,122
ALTEN	5,200	808
AXA SA	335,007	11,245
BNP Paribas SA	192,567	12,937
Capgemini SA	97,228	21,771
EssilorLuxottica SA	73,840	14,547
Legrand SA	78,307	7,589
LVMH Moet Hennessy Louis Vuitton SE	44,964	37,413
Pernod Ricard SA	74,809	12,329
Safran SA	54,200	10,120
Thales SA	26,300	3,847
TOTAL FRANCE		157,348
Germany - 7.7%
Allianz SE	79,997	21,373
Deutsche Borse AG	48,224	9,603
DHL Group	182,455	8,778
Hannover Reuck SE	40,435	9,710
Infineon Technologies AG	251,798	9,180
Merck KGaA	80,226	13,163
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,750	10,544
Rheinmetall AG	675	237
SAP SE	120,700	20,911
Siemens AG	25,100	4,493
Siemens Healthineers AG (c)	80,152	4,492
TOTAL GERMANY		112,484
Greece - 0.1%
Piraeus Financial Holdings SA (a)	556,500	2,255
Hong Kong - 1.0%
AIA Group Ltd.	1,849,162	14,502
India - 3.0%
Axis Bank Ltd.	402,300	5,170
Fairfax India Holdings Corp. (a)(c)	181,806	2,723
HDFC Bank Ltd.	1,473,000	25,893
HDFC Standard Life Insurance Co. Ltd. (c)	107,665	747
Reliance Industries Ltd.	292,675	10,051
TOTAL INDIA		44,584
Indonesia - 1.1%
PT Bank Central Asia Tbk	13,595,957	8,226
PT Bank Rakyat Indonesia (Persero) Tbk	21,254,394	7,657
TOTAL INDONESIA		15,883
Ireland - 0.8%
Kingspan Group PLC (Ireland)	102,828	8,397
Smurfit Kappa Group PLC	76,100	2,841
TOTAL IRELAND		11,238
Italy - 1.8%
FinecoBank SpA	522,879	7,589
Ryanair Holdings PLC sponsored ADR (a)	35,703	4,770
UniCredit SpA	483,729	14,169
TOTAL ITALY		26,528
Japan - 17.0%
BayCurrent Consulting, Inc.	110,900	2,578
Capcom Co. Ltd.	22,400	854
Fast Retailing Co. Ltd.	18,900	5,046
Fuji Electric Co. Ltd.	29,900	1,497
FUJIFILM Holdings Corp.	166,511	10,554
Fujitsu Ltd.	17,734	2,455
Hitachi Ltd.	382,868	30,074
Hoya Corp.	164,082	20,843
Itochu Corp.	371,878	16,877
Keyence Corp.	35,191	15,744
Marui Group Co. Ltd.	127,600	2,110
Minebea Mitsumi, Inc.	464,811	9,608
Mitsubishi Heavy Industries Ltd.	45,500	3,035
Nomura Research Institute Ltd.	155,908	4,768
ORIX Corp.	502,829	9,709
Persol Holdings Co. Ltd.	2,826,960	4,494
Relo Group, Inc.	222,829	2,237
Renesas Electronics Corp. (a)	321,700	5,278
Shin-Etsu Chemical Co. Ltd.	659,469	25,958
SMC Corp.	19,175	10,674
SMS Co., Ltd.	41,000	740
Sony Group Corp.	200,687	19,681
Sumitomo Mitsui Financial Group, Inc.	243,458	12,663
Suzuki Motor Corp.	145,001	6,513
Tokio Marine Holdings, Inc.	339,300	8,946
Tokyo Electron Ltd.	82,019	15,220
TOTAL JAPAN		248,156
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	215,710	11,721
Netherlands - 7.5%
Argenx SE (a)	7,948	3,001
ASML Holding NV (depository receipt)	63,704	55,420
BE Semiconductor Industries NV	49,544	7,485
IMCD NV	73,234	11,238
Shell PLC (London)	321,900	9,980
Wolters Kluwer NV	147,105	21,700
TOTAL NETHERLANDS		108,824
Norway - 0.4%
Equinor ASA	217,500	6,224
Spain - 1.9%
Banco Santander SA (Spain)	2,698,665	10,846
CaixaBank SA	2,039,605	8,697
Industria de Diseno Textil SA	188,972	8,080
TOTAL SPAIN		27,623
Sweden - 2.9%
Atlas Copco AB (A Shares)	454,800	7,258
Autoliv, Inc.	35,200	3,771
Indutrade AB	606,226	14,814
Investor AB (B Shares)	673,741	15,920
Kry International AB (a)(b)(d)	332	15
TOTAL SWEDEN		41,778
Switzerland - 2.6%
Compagnie Financiere Richemont SA Series A	48,856	7,257
Partners Group Holding AG	4,010	5,451
Sika AG	39,583	10,927
UBS Group AG	269,650	8,121
Zurich Insurance Group Ltd.	11,638	5,922
TOTAL SWITZERLAND		37,678
Taiwan - 1.4%
ECLAT Textile Co. Ltd.	94,000	1,641
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	172,781	19,517
TOTAL TAIWAN		21,158
United Kingdom - 13.4%
3i Group PLC	236,800	7,413
AstraZeneca PLC (United Kingdom)	207,028	27,447
B&M European Value Retail SA	1,733,302	11,392
BAE Systems PLC	1,273,747	18,999
Big Yellow Group PLC	261,431	3,803
Cab Payments Holdings Ltd.	75,600	76
Compass Group PLC	423,893	11,676
Diageo PLC	412,442	14,897
Flutter Entertainment PLC (a)	30,712	6,338
Games Workshop Group PLC	24,397	3,062
Hiscox Ltd.	213,425	2,810
InterContinental Hotel Group PLC	32,000	3,032
JD Sports Fashion PLC	1,536,981	2,280
Lloyds Banking Group PLC	6,174,000	3,310
London Stock Exchange Group PLC	165,000	18,664
RELX PLC (Euronext N.V.)	648,457	26,784
RS GROUP PLC	577,900	5,754
Sage Group PLC	656,900	9,807
Smith & Nephew PLC	581,187	8,128
Starling Bank Ltd. Series D (a)(b)(d)	1,191,700	4,742
WPP PLC	473,369	4,578
TOTAL UNITED KINGDOM		194,992
United States of America - 10.5%
CRH PLC	170,618	12,160
Experian PLC	169,155	7,041
Ferguson PLC	90,456	17,023
ICON PLC (a)	5,505	1,436
Linde PLC	50,107	20,285
Marsh & McLennan Companies, Inc.	72,644	14,081
Marvell Technology, Inc.	176,478	11,948
MasterCard, Inc. Class A	27,492	12,350
Nestle SA (Reg. S)	171,634	19,558
S&P Global, Inc.	30,338	13,602
Schlumberger Ltd.	270,875	13,192
Schneider Electric SA	52,900	10,392
TOTAL UNITED STATES OF AMERICA		153,068
TOTAL COMMON STOCKS (Cost $918,335)		1,418,382

Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (a)(b)(d)	10,541	1,197
United States of America - 0.3%
Wasabi Holdings, Inc.:
Series C (a)(b)(d)	372,910	4,818
Series D (a)(b)(d)	39,419	624
		5,442
TOTAL CONVERTIBLE PREFERRED STOCKS		6,639
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(b)(d)	1,920	118
TOTAL PREFERRED STOCKS (Cost $8,229)		6,757

Money Market Funds - 2.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e) (Cost $30,691)	30,685,207	30,691

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $957,255)	1,455,830
NET OTHER ASSETS (LIABILITIES) - 0.3%	3,823
NET ASSETS - 100.0%	1,459,653

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,962,000 or 0.5% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,514,000 or 0.8% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Bolt Technology OU Series E	1/03/22	2,739

Kry International AB	5/14/21	144

Kry International AB Series E	5/14/21	878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,274

Wasabi Holdings, Inc. Series C	3/31/21	4,052

Wasabi Holdings, Inc. Series D	9/09/22	560

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	62,960	41,138	73,407	816	-	-	30,691	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	6,177	27,126	33,303	3	-	-	-	0.0%
Total	69,137	68,264	106,710	819	-	-	30,691

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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